Trade receivables - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Trade receivables [Line Items]
Reversal for credit losses	₨ 209
Net of provision for credit losses	281	₨ 1,001
Unbilled Revenue	₨ 6,983	₨ 6,547
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Trade receivables [Line Items]
Trade receivables, collection period	7 days
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Trade receivables [Line Items]
Trade receivables, collection period	60 days